Intangible Asset	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET
5.	INTANGIBLE ASSET

Intangible asset included in other assets consists of the following:

	March 31, 2021	March 31, 2020
Software	$2,163	$2,183
Less-Accumulated Amortization	(1,880)	(1,693)
Total, net	$283	$490

For the years ended March 31, 2021, 2020, and 2019, amortization expense was $240, $394 and $886, respectively. The weighted average remaining useful life of the asset is approximately 12 months.